TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION - Price allocation (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
Ifrs Assets Acquisition [Line Items]
Cash and cash equivalents	$ 91,135	$ 40,602		$ 40,313
Marketable securities	1,554	2,494
Receivables	3,225	5,682
Prepaid expenses	1,588	1,400
Exploration and evaluation interests	62,414	95,438
Accounts payable and accrued liabilities	(20,588)	(13,977)
Flow-through share premium liability	$ (3,137)	$ (4,557)		$ (12,413)
QuestEx
Ifrs Assets Acquisition [Line Items]
Cash and cash equivalents			$ 5,037
Marketable securities			253
Receivables			74
Prepaid expenses			43
Reclamation deposits			225
Exploration and evaluation interests			38,718
Accounts payable and accrued liabilities			(2,191)
Flow-through share premium liability			(909)
Total			$ 41,250